INTEREST EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTEREST EXPENSES [Abstract]
Interest Expenses, net of capitalized interest	$ 23,392	$ 27,127	$ 34,018
Amortization of Deferred Financing Costs	2,988	4,354	4,372
Total Interest Expenses	26,380	31,481	38,390
Interest expenses, capitalized interest	$ 1,500	$ 100	$ 0